Consolidated Statements of Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Income Statement [Abstract]
Contract revenue	$ 848,972	$ 817,204	$ 787,314
Direct contract expense	669,504	632,831	603,481
Gross profit	179,468	184,373	183,833
Operating expenses	84,128	91,494	83,035
General and administrative	53,139	52,441	65,305
Operating income	42,201	40,438	35,493
Other income (expense):
Interest income	55	78	45
Interest expense	(75,700)	(74,934)	(73,919)
Other	(84)	(55)	32
Gain on debt extinguishment	3,913		939
Total other expenses	(71,816)	(74,911)	(72,903)
Loss before income taxes	(29,615)	(34,473)	(37,410)
Income tax expense	(6,977)	(6,974)	(6,974)
Net loss	(36,592)	(41,447)	(44,384)
Basic and diluted loss per share	$ (5.39)	$ (6.74)	$ (7.83)
Basic and diluted weighted average common shares outstanding	6,787,660	6,148,438	5,671,977
Net loss	(36,592)	(41,447)	(44,384)
Other comprehensive income:
Postretirement actuarial gains	279	26	55
Comprehensive loss	$ (36,313)	$ (41,421)	$ (44,329)